Contingency and Capital Commitments (Tables)	6 Months Ended
Sep. 30, 2020
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Nominal Amounts of Undrawn Loan Commitments and Financial Guarantees and Other Credit-Related Contingent Liabilities
The table below shows the nominal amounts of undrawn loan commitments, and financial guarantees and other credit-related contingent liabilities at September 30, 2020 and March 31, 2020.

	At September 30, 2020	At March 31, 2020
	(In millions)
Loan commitments	¥70,483,429	¥62,151,698
Financial guarantees and other credit-related contingent liabilities	8,919,395	9,204,996

Total	¥79,402,824	¥71,356,694